10-Q Summary of Significant Accounting Policies - Narrative (Details)		3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 13, 2023 customer	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disaggregation of Revenue [Line Items]
Accumulated deficit		$ 98,504,784		$ 98,504,784		$ 104,993,411	$ 52,644,152
Working capital deficit		25,861,351		25,861,351		59,761,147
Reserve for inventory obsolescence and slow-moving items		1,348,621		1,348,621		976,881	0
Write-off of inventory deposits		2,657,281		2,657,281	$ 0
Product net revenue		$ 43,769	$ 4,549,342	$ 184,945	9,346,335	$ 15,975,783	3,404,113
Electriq Microgrid Services LLC
Disaggregation of Revenue [Line Items]
Subsidiary ownership (as a percent)		80.00%		80.00%		80.00%
EverBright, LLC
Disaggregation of Revenue [Line Items]
Number of customers included in agreement, exclusive rights | customer	8,000
Agreement termination notice period	60 days
EverBright, LLC | Minimum
Disaggregation of Revenue [Line Items]
Minimal agreement term prior to option to terminate	30 months
Installed Energy Storage Solution
Disaggregation of Revenue [Line Items]
Product net revenue		$ 4,658	$ 287,222	$ 27,185	$ 327,782	$ 464,392	$ 248,764